Document And Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Central Index Key	0001145765
Entity Filer Category	Non-accelerated Filer
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of each class of securities being registered	Proposed Maximum aggregate offering price(1)	Amount of additional registration fee(2)
Units of Beneficial Interest	$200,000,000	$21,142

(1) To be allocated between Series on the basis of subscriber demand.

(2) Pursuant to Rule 457(o). As of the date hereof, Registrant also registers pursuant to this Amendment No. 1 to Registration Statement on Form S-1 (Registration No. 333-183197) $200,000,000 of Units for which Registrant has paid upon the filing of this Registration Statement $21,142.00 in connection with $155,000,000 of newly registered Units. Upon the filing of this Registration Statement on Form S-1, Registrant also carries forward and registers, pursuant to Rule 415(a)(6), $45,000,000 registered but unsold Units from Registrant's previous Registration Statement on Form S-1 (Registration No. 333-155651) for which Registrant has paid $2,511.00 in registration fees to the Securities and Exchange Commission.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.